POLICYHOLDERS' ACCOUNT BALANCES - Schedule of Policyholder Account Balance (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Policyholder Account Balance [Roll Forward]
Balance, beginning of period	$ 90,513	$ 83,551
Acquisition from business combination	65	0
Issuances	6,236	7,088
Premiums received	287	289
Policy charges	(494)	(476)
Surrenders and withdrawals	(5,651)	(5,133)
Interest credited	1,818	1,519
Benefit payments	(669)	(568)
Other	(5)	4
Balance, end of period	92,100	86,274
Funding agreements	3,509	930
Embedded derivative and other	1,811	1,193
Total policyholders’ account balances	97,420	88,397	$ 94,411
Net amount at risk	13,341	12,460
Annuities
Policyholder Account Balance [Roll Forward]
Balance, beginning of period	88,320	81,444
Acquisition from business combination	65	0
Issuances	6,229	7,062
Premiums received	71	71
Policy charges	(313)	(287)
Surrenders and withdrawals	(5,587)	(5,078)
Interest credited	1,754	1,468
Benefit payments	(669)	(568)
Other	(5)	4
Balance, end of period	89,865	84,116
Total policyholders’ account balances	$ 89,865	$ 84,116
Weighted average crediting rate	4.00%	3.00%
Net amount at risk	$ 13,803	$ 12,907
Cash surrender value	82,860	77,655
Life Insurance
Policyholder Account Balance [Roll Forward]
Balance, beginning of period	2,193	2,107
Acquisition from business combination	0	0
Issuances	7	26
Premiums received	216	218
Policy charges	(181)	(189)
Surrenders and withdrawals	(64)	(55)
Interest credited	64	51
Benefit payments	0	0
Other	0	0
Balance, end of period	2,235	2,158
Total policyholders’ account balances	$ 2,235	$ 2,158
Weighted average crediting rate	6.00%	5.00%
Net amount at risk	$ 38,083	$ 38,673
Cash surrender value	$ 2,024	$ 1,919